Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Apr. 01, 2025	Mar. 26, 2025	Mar. 14, 2023	Jan. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Subordinated liabilities					$ 1,986	$ 1,986
Subordinated Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of issuance on subordinated note			9.125%
9.125% Subordinated Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Redemption date	Apr. 10, 2025
Non adjusting event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of issuance on subordinated note	9.125%
Redemption Of Subordinated Liabilities	$ 1,039
Redemption Of Subordinated Liabilities Premium Percentage	1.00%
Subordinated liabilities	$ 1,000
Dividend Declared [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorized for issue but not recognized as distribution to owners		$ 130
Maximum Amount Authorized For Share Repurchase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount authorized for share repurchase		$ 500
Business Valuation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business Valuation of an Operation				$ 928